RELATED PARTY TRANSACTIONS AND BALANCES - Disclosure of detailed information about transactions between related parties (Details) - USD ($)	7 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	May 31, 2020
Disclosure of transactions between related parties [Abstract]
Salaries and fees	$ 865,052	$ 1,331,996	$ 880,556
Share-based payments	1,175,647	3,945,428	1,297,981
Total	$ 2,040,699	$ 5,277,424	$ 2,178,537